Long-term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Debt [Abstract]
Capitalized interest	$ 18,037	$ 31,215
Interest expense	139,241	85,436
Weighted average interest rate	6.27%	6.12%
Available amount of loan facility	$ 0